Stock Plan Activity (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Performance Stock Units
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Nonvested stock awards granted	1	1	1